Earnings/(loss) per share - Computation of basic and diluted earnings per share (Details) - Class A ordinary shares	12 Months Ended
	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares
Earnings/(loss) per share - ADS:
Weighted average number of ordinary share outstanding- basic	182,530,000	182,530,000	189,950,000	190,170,000
Weighted average number of ordinary share outstanding- diluted	246,020,000.00	246,020,000.00	266,290,000	274,330,000
Earnings/(loss) per share - basic | (per share)	¥ (1.47)	$ (0.21)	¥ 2.32	¥ 3.78
Earnings/(loss) per share - diluted | (per share)	¥ (1.47)	$ (0.21)	¥ 2.27	¥ 3.59
ADS
Earnings/(loss) per share - ADS:
Weighted average number of ordinary share outstanding- basic	182.53	182.53	46.74	181.84
Weighted average number of ordinary share outstanding- diluted	182.53	182.53	49.11	196.67
Earnings/(loss) per share - basic | (per share)	¥ (1.47)	$ (0.21)	¥ 2.32	¥ 3.78
Earnings/(loss) per share - diluted | (per share)	¥ (1.47)	$ (0.21)	¥ 2.27	¥ 3.59
ADS | US [Member]
Earnings/(loss) per share - ADS:
Weighted average number of ordinary share outstanding- basic	182.53	182.53
Weighted average number of ordinary share outstanding- diluted	182.53	182.53